Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	¥ (220,628)	¥ (166,863)
Interest expense	93,811	83,717
Income tax (expense) or benefit	(116,622)	(74,862)
Net Income	274,860	182,129
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	6,481	4,812
Income tax (expense) or benefit	(1,767)	(1,380)
Net Income	4,714	3,432
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Sales of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	(3,879)	750
Life insurance premiums and related investment income	571	(113)
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Amortization of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues	3,666	1,250
Life insurance premiums and related investment income	6,240	2,925
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Others
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Write-downs of securities	(117)
Reclassification adjustment included in net income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	5	2
Total before income tax	5	2
Income tax (expense) or benefit	(1)	(1)
Net Income	4	1
Reclassification adjustment included in net income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	169	198
Amortization of net actuarial loss	71	47
Amortization of transition obligation	0	(1)
Total before income tax	240	244
Income tax (expense) or benefit	(69)	(70)
Net Income	171	174
Reclassification adjustment included in net income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	7,042	903
Total before income tax	9,823	(7,522)
Income tax (expense) or benefit	(3,134)	2,332
Net Income	6,689	(5,190)
Reclassification adjustment included in net income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense/Other (income) and expense	2,781	(8,425)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	4,925	(6,230)
Income tax (expense) or benefit	(1,417)	1,397
Net Income	3,508	(4,833)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	121	68
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	3,072
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	1,782	(6,294)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Options held/written and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	¥ (50)	¥ (4)